Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial Instruments and Financial Risk Management
24.	Financial Instruments and Financial Risk Management

24.1	Financial instruments – Trade payables, tax, remuneration, social security, other accounts payable including liability accruals are valued at nominal value. Financial assets and financial liabilities are recognized at their fair value initially. Transaction expenses for assets and liabilities are also included in the initial fair value measurement. Using the effective interest rate method, financial liabilities are measured at amortized cost after the initial recognition

24.2

Financial risk management – The Company is exposed to market risk, credit risk, and liquidity risk. Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk; interest rate risk, currency risk, and other price risk, such as equity price risk and commodity risk. Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. Other price risk is the risk that the Company will be affected by the price volatility of certain commodities. Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Liquidity risk is the risk the Company will have a shortage of funds available.

Management has the overall responsibility to establish and oversee the Company’s financial risk management. Financial risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. Through its training and management standards and procedures, it aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations. Management of the Company does not currently believe it is exposed to significant risk in these areas given that the convertible notes payable and warrant liabilities are expected to be converted to equity upon the completion of the IPO during 2024 and given there are minimal foreign currency transactions at the current time.